Land Use Rights, Net	12 Months Ended
Sep. 30, 2022
Land Use Rights Net [Abstract]
LAND USE RIGHTS, NET

NOTE 7 – LAND USE RIGHTS, NET

Land use rights as of September 30, 2022 and 2021 consisted of the following:

	September 30, 2022	September 30, 2021

Land use rights, at cost	$1,454,194	$1,604,549
Less: accumulated amortization	(169,603)	(106,970)
Total land use rights, net	$1,284,591	$1,497,579

Amortization expense for land use rights were $78,926 and $85,842 for the fiscal years ended September 30, 2022 and 2021, respectively. For the fiscal years ended September 30, 2022 and 2021, the Company recorded no impairment for land use rights, nor pledged land use rights to secure bank loans.

Estimated future amortization expense for land use rights is as follows as of September 30, 2022:

Years ending September 30,	Amortization expense

2023	$72,709
2024	72,709
2025	72,709
2026	72,709
2027	72,709
Thereafter	921,046
Total	$1,284,591